8. Restricted cash	12 Months Ended
Dec. 31, 2019
Restricted cash [absract]
Restricted cash

8.   Restricted cash

	Weighted Average Profitability (p.a.)	2019	2018

Local currency
Deposits in guarantee of letter of credit	97.6% of CDI	138,164	100,394
Escrow deposits	96.2% of CDI	85,351	72,089
Escrow deposits - leases	98.5% of CDI	136,438	102,880
Other deposits	66.4% of CDI	9,922	113,465
Total local currency		369,875	388,828

Foreign currency
Escrow deposits for hedge margin	1.6%	74,431	433,304
Total foreign currency		74,431	433,304

Total		444,306	822,132

Current		304,920	133,391
Non-current		139,386	688,741